Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finance And Operating Leases
Operating lease assets	$ 187,078	$ 168,421
Lease Liability - current	125,243	158,994
Lease liability – non-current	$ 70,538	$ 35,360